SSgA Funds State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2900

Refer To: David James

Direct Line: 617-662-1742

E-Mail: djames@statestreet.com

June 27, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	SSgA Funds (the “Trust”)
File Nos.:	33-19229
811-05430

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Statement of Additional Information for the Trust, dated December 18, 2013, As Amended and Restated June 24, 2014, does not differ from that contained in Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on June 24, 2014 (Accession #0001193125-14-247443).

If you have any questions concerning this filing, please contact the undersigned at (617) 662-1742.

Very truly yours,

/s/ David James
David James Secretary and Chief Legal Officer